Cover	Nov. 27, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2024
Entity File Number	001-35493
Entity Registrant Name	STEEL PARTNERS HOLDINGS L.P.
Entity Central Index Key	0001452857
Entity Tax Identification Number	13-3727655
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	520-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Units, no par value
Title of 12(b) Security	Common Units, no par value
Trading Symbol	SPLP
Security Exchange Name	NYSE
6.0% Series A Preferred Units
Title of 12(b) Security	6.0% Series A Preferred Units
Trading Symbol	SPLP-PRA
Security Exchange Name	NYSE